Summary of Significant Accounting Policies - Reconciliation of the Numerator and Denominator Used in the Calculation of Basic and Diluted Net Income (Loss) Per Share (Details) - shares shares in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Weighted-average shares outstanding:
Weighted-average number of shares of common stock used in computing net income per share attributable to common stockholders—basic (in shares)	135,673	94,834	122,595	94,722	94,803	94,530
Dilutive effect of shares issuable upon conversion of preferred stock (in shares)	0	0	9,463	0
Weighted-average number of shares of common stock used in computing net income (loss) per share attributable to common stockholders—diluted (in shares)	135,673	94,834	138,639	94,722	94,803	94,530
Stock options outstanding
Weighted-average shares outstanding:
Dilutive effect of share equivalents resulting (in shares)	0	0	6,417	0
Restricted Stock Units (RSUs)
Weighted-average shares outstanding:
Dilutive effect of share equivalents resulting (in shares)	0	0	164	0